united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

EQUINOX ASPECT CORE DIVERSIFIED

STRATEGY FUND

Class A shares: eqaax

Class C shares: eqacx

Class I shares: EQAIX

SEMI-ANNUAL REPORT

MARCH 31, 2017

1-888-643-3431

www.equinoxfundS.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer to buy shares of the Equinox Aspect Core Diversified Strategy Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

This Page Intentionally Left Blank

Equinox Aspect Core Diversified Strategy Fund

PORTFOLIO REVIEW (Unaudited)

March 31, 2017

The Fund’s performance figures* for the periods ended March 31, 2017, as compared to its benchmark:

	Six	One	Annualized
	Months	Year	Since Inception (8/21/15)	Since Inception (11/5/14)
Equinox Aspect Core Diversified Strategy Fund
Class A with load	(9.11)%	(10.22)%	(6.93)%	N/A
Class A	(3.56)%	(4.70)%	(3.42)%	N/A
Class C	(4.03)%	(5.56)%	(4.23)%	N/A
Class I	(3.51)%	(4.56)%	N/A	0.76%
S&P 500 Total Return Index ^	10.12%	17.17%	14.37%	8.99%
BTOP 50 Index **	(4.29)%	(8.14)%	(3.95)%	(0.46)%

*	The performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for Class A maximum applicable sales charge of 5.75%. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or on the redemptions of portfolio shares. Performance figures for periods greater than one year are annualized. The returns would have been lower had the Advisor not waived its fees or reimbursed a portion of the Fund’s expenses. Per the fee table in the Fund’s prospectus dated February 1, 2017, the Fund’s “Total Annual Fund Operating Expenses” are 2.29%, 3.07% and 2.06% and the Fund’s “Total Annual Fund Operating Expenses (after Fee Waiver and/or Expense Reimbursement)” are 1.70%, 2.45% and 1.45% for Class A, Class C and Class I shares, respectively, of the Fund’s average daily net assets. These expenses may differ from the actual expenses incurred by the Fund for the period covered by this report. Additional information regarding the Fund’s expense ratios is available in the Financial Highlights. For performance information current to the most recent month-end please call 1-888-643-3431.

^	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

**	The Barclay BTOP50 Index (“BTOP50 Index”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. For 2017, there are 20 funds in the BTOP50 Index. Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
U.S. Treasury Notes	46.1%
U.S. Treasury Bills	30.8%
Other Assets Less Liabilities	23.1%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detail of the Fund’s holdings. The value of the Fund’s derivative positions that provide exposure to a managed futures program is included in “other assets less liabilities;” however, the portfolio composition detailed above does not include derivatives exposure. See the accompanying notes for more information on the impact of the Fund’s derivative positions on the consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

March 31, 2017

Principal		Coupon Rate
Amount		(%)	Maturity	Fair Value
	U.S. TREASURY NOTES - 46.1%
$1,000,000	United States Treasury Note	0.7500	10/31/2017	$998,965
2,000,000	United States Treasury Note	0.8750	7/15/2017	2,000,195
12,000,000	United States Treasury Note	1.0000	9/15/2017	12,006,096
	TOTAL U.S. TREASURY NOTES (Cost - $15,021,191)			15,005,256

	SHORT-TERM INVESTMENT - 30.8%
	U.S. TREASURY BILL - 30.8%
10,000,000	United States Treasury Bill (a)	0.5300	4/27/2017	9,996,170
	TOTAL U.S. TREASURY BILL (Cost - $9,996,170)

	TOTAL INVESTMENTS - 76.9% (Cost - $25,017,361)(b)			$25,001,426
	OTHER ASSETS AND LIABILITIES - NET - 23.1%			7,527,804
	TOTAL NET ASSETS - 100.0%			$32,529,230

(a)	Represents discount rate at the time of purchase.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $25,017,361 and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

Unrealized appreciation	$—
Unrealized depreciation	(15,935)
Net unrealized depreciation	$(15,935)

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	SHORT FUTURES CONTRACTS
13	2-Year US Treasury Note Future June 2017
	(Underlying Face Amount at Value $2,813,891)	$(6,483)
18	3 Year AUD Government Bond Future June 2017
	(Underlying Face Amount at Value $1,534,418)	(8,687)
10	10 Year AUD Government Bond Future June 2017
	(Underlying Face Amount at Value $979,865)	(20,181)
2	90 Day Bank Bill Future June 2017
	(Underlying Face Amount at Value $365,794)	(167)
6	90 Day Bank Bill Future September 2017
	(Underlying Face Amount at Value $4,556,989)	(819)
7	90 Day Bank Bill Future December 2017
	(Underlying Face Amount at Value $5,315,965)	(936)
15	90 Day Euro Future September 2017
	(Underlying Face Amount at Value $3,696,375)	2,087

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2017

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	SHORT FUTURES CONTRACTS (Continued)
15	90 Day Euro Future December 2017
	(Underlying Face Amount at Value $3,691,875)	$(2,000)
19	90 Day Euro Future March 2018
	(Underlying Face Amount at Value $4,671,388)	(2,450)
16	90 Day Euro Future June 2018
	(Underlying Face Amount at Value $3,928,800)	(3,000)
14	90 Day Euro Future September 2018
	(Underlying Face Amount at Value $3,433,850)	(2,663)
10	90 Day Euro Future December 2018
	(Underlying Face Amount at Value $2,449,750)	(2,775)
10	90 Day Euro Future March 2019
	(Underlying Face Amount at Value $2,447,875)	(3,200)
8	90 Day Euro Future June 2019
	(Underlying Face Amount at Value $1,956,800)	(2,413)
7	90 Day Euro Future September 2019
	(Underlying Face Amount at Value $1,710,975)	(2,775)
1	90 Day Sterling (Short Sterling) Future December 2017
	(Underlying Face Amount at Value $155,572)	(31)
6	90 Day Sterling (Short Sterling) Future March 2018
	(Underlying Face Amount at Value $933,055)	(421)
4	90 Day Sterling (Short Sterling) Future June 2018
	(Underlying Face Amount at Value $621,786)	(343)
3	90 Day Sterling (Short Sterling) Future September 2018
	(Underlying Face Amount at Value $466,105)	(233)
1	90 Day Sterling (Short Sterling) Future December 2018
	(Underlying Face Amount at Value $155,290)	(109)
3	90 Day Sterling (Short Sterling) Future March 2019
	(Underlying Face Amount at Value $465,683)	(390)
1	Brent Crude Future June 2017+
	(Underlying Face Amount at Value $53,530)	(2,980)
48	British Pound Future June 2017
	(Underlying Face Amount at Value $3,766,800)	(98,913)
19	Canadian Dollar Future June 2017
	(Underlying Face Amount at Value $2,184,570)	(23,115)
1	Coffee Future July 2017+
	(Underlying Face Amount at Value $53,119)	(394)
19	Corn Future May 2017+
	(Underlying Face Amount at Value $346,038)	(5,087)
21	Euro BTP Italian Government Bond Future June 2017
	(Underlying Face Amount at Value $2,935,371)	(28,880)
1	Euro Buxl 30 Year Bond Future June 2017
	(Underlying Face Amount at Value $180,283)	(3,552)

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2017

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	SHORT FUTURES CONTRACTS (Continued)
17	FTSE/JSE Africa Top 40 Index Future June 2017
	(Underlying Face Amount at Value $580,260)	$(6,902)
5	Gasoline RBOB Future May 2017+
	(Underlying Face Amount at Value $357,630)	(16,394)
18	Japanese Yen Future June 2017
	(Underlying Face Amount at Value $2,027,588)	(46,375)
1	LME Nickel Future June 2017+
	(Underlying Face Amount at Value $60,108)	(919)
21	New Zealand Dollar Future June 2017
	(Underlying Face Amount at Value $1,469,790)	(13,210)
1	NY Harbor ULSD Heating Oil Future April 2017+
	(Underlying Face Amount at Value $66,091)	336
2	NY Harbor ULSD Heating Oil Future May 2017+
	(Underlying Face Amount at Value $132,266)	(5,544)
1	NY Harbor ULSD Heating Oil Future June 2017+
	(Underlying Face Amount at Value $66,398)	(2,457)
7	OAT Euro Future June 2017
	(Underlying Face Amount at Value $1,100,867)	(5,655)
15	Soybean Future May 2017+
	(Underlying Face Amount at Value $709,500)	27,250
12	Soybean Meal Future May 2017+
	(Underlying Face Amount at Value $370,080)	13,960
17	Swiss Franc Future June 2017
	(Underlying Face Amount at Value $2,133,500)	(16,531)
8	US 5 Year Note (CBT) Future June 2017
	(Underlying Face Amount at Value $941,813)	(7,422)
4	US 10 Year Note (CBT) Future June 2017
	(Underlying Face Amount at Value $498,250)	(6,156)
22	Wheat Future May 2017+
	(Underlying Face Amount at Value $469,150)	9,788
7	Wheat (KC HRW) Future May 2017+
	(Underlying Face Amount at Value $147,175)	2,850
13	World Sugar #11 Future May 2017+
	(Underlying Face Amount at Value $244,026)	14,280
12	World Sugar #11 Future July 2017+
	(Underlying Face Amount at Value $226,867)	123
3	WTI Crude Oil Future May 2017+
	(Underlying Face Amount at Value $151,800)	(7,110)
1	WTI Crude Oil Future June 2017+
	(Underlying Face Amount at Value $51,070)	(1,220)
		$(288,218)

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2017

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	LONG FUTURES CONTRACTS
1	90 Day Bank Bill Future March 2018
	(Underlying Face Amount at Value $759,275)	$—
7	90 Day Bank Bill Future June 2018
	(Underlying Face Amount at Value $5,313,878)	206
10	90 Day Sterling (Short Sterling) Future September 2019
	(Underlying Face Amount at Value $155,071)	(30)
7	AEX Index (Amsterdam) Future April 2017
	(Underlying Face Amount at Value $771,446)	4,855
66	Australian Dollar Future June 2017
	(Underlying Face Amount at Value $5,039,760)	31,055
14	CAC 40 10 Euro Future April 2017
	(Underlying Face Amount at Value $765,980)	18,821
6	Canadian 10 Year Bond Future June 2017
	(Underlying Face Amount at Value $617,793)	(1,541)
2	Copper Future May 2017+
	(Underlying Face Amount at Value $132,625)	(2,750)
2	Dax Index Future June 2017
	(Underlying Face Amount at Value $659,351)	16,419
13	DJIA Index E-Mini Future June 2017
	(Underlying Face Amount at Value $1,339,260)	(14,325)
13	Euro BOBL Future June 2017
	(Underlying Face Amount at Value $1,832,568)	(1,096)
9	Euro-Bund Future June 2017
	(Underlying Face Amount at Value $1,553,822)	3,581
9	Euro Schatz Future June 2017
	(Underlying Face Amount at Value $1,080,466)	(2,190)
21	Euro STOXX 50 Future June 2017
	(Underlying Face Amount at Value $769,499)	18,759
11	FTSE 100 Index Future June 2017
	(Underlying Face Amount at Value $1,000,742)	(1,344)
10	FTSE/MIB Index Future June 2017
	(Underlying Face Amount at Value $1,072,278)	36,431
1	Gasoline RBOB Future June 2017+
	(Underlying Face Amount at Value $71,257)	13
1	Gold 100 Oz. Future June 2017+
	(Underlying Face Amount at Value $125,120)	(420)
18	H-Shares Index Future April 2017
	(Underlying Face Amount at Value $1,191,430)	(26,925)
10	Hang Seng Index Future April 2017
	(Underlying Face Amount at Value $1,552,532)	(16,374)
8	Japan 10 Year Bond Future June 2017
	(Underlying Face Amount at Value $10,789,195)	36

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

March 31, 2017

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	LONG FUTURES CONTRACTS (Continued)
22	LME Aluminum Future June 2017+
	(Underlying Face Amount at Value $1,080,338)	$31,369
12	Long Gilt Future June 2017
	(Underlying Face Amount at Value $1,914,389)	12,378
53	Mexican Peso Future June 2017
	(Underlying Face Amount at Value $1,397,610)	36,445
13	Mini MSCI EAFE Index Mini Future June 2017
	(Underlying Face Amount at Value $1,158,300)	17,350
44	Mini MSCI Emerging Markets Future June 2017
	(Underlying Face Amount at Value $2,115,080)	64,965
13	Nasdaq 100 E-Mini Future June 2017
	(Underlying Face Amount at Value $1,414,010)	17,510
1	Natural Gas Future June 2017+
	(Underlying Face Amount at Value $32,540)	1,460
2	Natural Gas Future July 2017+
	(Underlying Face Amount at Value $66,320)	(60)
2	Nikkei 225 Index (CME) Future June 2017
	(Underlying Face Amount at Value $190,150)	(4,000)
2	Nikkei 225 Index (SGX) Future June 2017
	(Underlying Face Amount at Value $169,613)	(3,257)
1	NY Harbor ULSD Heating Oil Future April 2017+
	(Underlying Face Amount at Value $66,091)	(2,663)
57	OMXS30 Index Future April 2017
	(Underlying Face Amount at Value $1,010,139)	18,623
5	Russell 2000 Index Mini Future June 2017
	(Underlying Face Amount at Value $346,100)	7,957
8	S&P E-Mini Future June 2017
	(Underlying Face Amount at Value $943,700)	(1,525)
4	S&P Midcap 400 E-Mini Future June 2017
	(Underlying Face Amount at Value $687,280)	6,580
10	S&P/TSX 60 IX Future June 2017
	(Underlying Face Amount at Value $1,367,825)	859
1	Silver Future May 2017+
	(Underlying Face Amount at Value $91,280)	355
10	SPI 200 Future June 2017
	(Underlying Face Amount at Value $1,115,287)	15,479
4	TOPIX Index Future June 2017
	(Underlying Face Amount at Value $542,942)	(16,840)
1	US Long Bond Future June 2017
	(Underlying Face Amount at Value $150,844)	219
		266,385
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS		$(21,833)

+	This investment is a holding of Equinox Aspect Core Diversified Strategy Fund Limited.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2017

ASSETS
Investment securities:
At cost	$25,017,361
At fair value	$25,001,426
Cash	5,297,136
Cash pledged to broker *	2,187,951
Interest receivable	12,367
Receivable for Fund shares sold	124,898
Prepaid expenses & other assets	6,082
TOTAL ASSETS	32,629,860
LIABILITIES
Net unrealized depreciation on futures contracts	21,833
Advisory fee payable	10,119
Distribution (12b-1) fees payable	175
Audit and tax fees	25,659
Printing fee	17,722
Legal fee	8,735
Custody fee	1,498
Payable to related parties	10,015
Accrued expenses and other liabilities	4,874
TOTAL LIABILITIES	100,630
NET ASSETS	$32,529,230

Net Assets Consist Of:
Paid in capital	$34,553,016
Accumulated net investment loss	(919,255)
Accumulated net realized loss from futures contacts	(1,064,908)
Net unrealized depreciation on futures contacts	(39,623)
NET ASSETS	$32,529,230

Net Asset Value Per Share:
Class A Shares:
Net Assets	$134,484
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	14,075
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.55
Maximum offering price per share (maximum sales charges of 5.75%) (a)	$10.13

Class C Shares:
Net Assets	$296,796
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	31,531
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share (a)	$9.41

Class I Shares:
Net Assets	$32,097,950
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,370,707
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.52

*	Segregated in the custodian account as collateral for futures contracts.

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended March 31, 2017

INVESTMENT INCOME
Interest	$72,878

EXPENSES
Investment advisory fees	213,707
Distribution (12b-1) fees
Class A	269
Class C	1,155
Registration fees	54,538
Printing and postage expenses	19,836
Audit fees	16,409
Accounting services fees	16,609
Administrative services fees	8,179
Legal fees	19,783
Transfer agent fees	17,590
Compliance officer fees	6,630
Custodian fees	2,586
Trustees fees and expenses	617
Non 12b-1 shareholder services fee	442
Other expenses	10,895
TOTAL EXPENSES	389,245

Less: Fees waived by the Advisor	(149,264)

NET EXPENSES	239,981
NET INVESTMENT LOSS	(167,103)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized gain/(loss) on:
Foreign currency translations	11,879
Futures contracts	(826,824)
Futures commissions	(16,073)
(831,018)
Net change in unrealized depreciation on:
Investments	(11,964)
Futures contracts	(215,456)
Foreign currency translation	(1,855)
(229,275)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,060,293)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,227,396)

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2017	September 30,
	(Unaudited)	2016
FROM OPERATIONS
Net investment loss	$(167,103)	$(400,217)
Net realized loss on futures contracts	(831,018)	(59,827)
Net change in unrealized depreciation on futures contracts	(229,275)	(60,406)
Net decrease in net assets resulting from operations	(1,227,396)	(520,450)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(796)	(31)
Class C	(4,566)	(1,110)
Class I	(407,267)	(419,036)
From net realized gains:
Class A	—	(100)
Class C	—	(3,451)
Class I	—	(1,301,725)
From distributions to shareholders	(412,629)	(1,725,453)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	34,816	921,361
Class C	538,184	318,308
Class I	637,044	2,331,438
Net asset value of shares issued in reinvestment of distributions:
Class A	796	131
Class C	4,566	4,561
Class I	291,090	1,594,163
Payments for shares redeemed:
Class A	(604,439)	(189,345)
Class C	(489,161)	(54,466)
Class I	(702,496)	(366,860)
Net increase/(decrease) in net assets from shares of beneficial interest	(289,600)	4,559,291

TOTAL INCREASE/(DECREASE) IN NET ASSETS	(1,929,625)	2,313,388
NET ASSETS
Beginning of Period	34,458,855	32,145,467
End of Period*	$32,529,230	$34,458,855
*Includes accumulated net investment loss of:	$(919,255)	$(339,523)

SHARE ACTIVITY
Class A:
Shares Sold	3,611	91,895
Shares Reinvested	82	13
Shares Redeemed	(63,159)	(18,600)
Net increase/(decrease) in shares of beneficial interest outstanding	(59,466)	73,308

Class C:
Shares Sold	55,983	30,960
Shares Reinvested	475	452
Shares Redeemed	(51,315)	(5,257)
Net increase in shares of beneficial interest outstanding	5,143	26,155

Class I:
Shares Sold	65,587	229,565
Shares Reinvested	30,009	157,838
Shares Redeemed	(73,200)	(36,322)
Net increase in shares of beneficial interest outstanding	22,396	351,081

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended		Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,
	(Unaudited)		2016	2015 (1)
Net asset value, beginning of period	$9.98		$10.73	$10.75
Activity from investment operations:
Net investment loss (2)	(0.06)		(0.15)	(0.02)
Net realized and unrealized gain/(loss) on investments & future contracts	(0.29)		(0.04)	0.00	(3,8)
Total from investment operations	(0.35)		(0.19)	(0.02)
Less distributions from:
Net investment income	(0.08)		(0.13)	—
Net realized gains	—		(0.43)	—
Total distributions	(0.08)		(0.56)	—
Net asset value, end of period	$9.55		$9.98	$10.73
Total return (4)	(3.56)%		(1.77)%	(0.19)%
Net assets, at end of period (000’s)	$134		$734	$2
Ratio of net expenses to average net assets (6)	1.70	% (7)	1.70%	1.89	% (7)
Ratio of net investment loss to average net assets	(1.26	)% (7)	(1.44)%	(1.51	)% (7)
Portfolio Turnover Rate	0	% (5)	0%	0	% (5)

(1)	The Equinox Aspect Core Diversified Strategy Fund Class A commenced operations on August 21, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers. Total returns shown exclude the effect of the maximum appicable sales charge of 5.75% and, if applicable, wire redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Advisor. Had these waivers not been in place, the expense ratio would have been:	2.60	% (7)	2.29%	2.26	% (7)

(7)	Annualized.

(8)	Amount is less than $0.005.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended		Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,
	(Unaudited)		2016	2015 (1)
Net asset value, beginning of period	$9.89		$10.72	$10.75
Activity from investment operations:
Net investment loss (2)	(0.10)		(0.22)	(0.03)
Net realized and unrealized gain/(loss)on investments & future contracts	(0.30)		(0.04)	0.00	(3,8)
Total from investment operations	(0.40)		(0.26)	(0.03)
Less distributions from:
Net investment income	(0.08)		(0.14)	—
Net realized gains	—		(0.43)	—
Total distributions	(0.08)		(0.57)	—
Net asset value, end of period	$9.41		$9.89	$10.72
Total return (4)	(4.03)%		(2.52)%	(0.28)%
Net assets, at end of period (000’s)	$297		$261	$2
Ratio of net expenses to average net assets (6)	2.45	% (7)	2.45%	2.64	% (7)
Ratio of net investment loss to average net assets	(2.01	)% (7)	(2.19)%	(2.26	)% (7)
Portfolio Turnover Rate	0	% (5)	0%	0	% (5)

(1)	The Equinox Aspect Core Diversified Strategy Fund Class C commenced operations on August 21, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gains per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the statement of operations due to the timing of share transactions for the period.

(4)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers. Total returns shown exclude the effect of the maximum appicable sales charge and, if applicable, wire redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Advisor. Had these waivers not been in place, the expense ratio would have been:	3.36	% (7)	3.07%	3.02	% (7)

(7)	Annualized.

(8)	Amount is less than $0.005.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended		Year Ended	Period Ended
	March 31, 2017		September 30,	September 30,
	(Unaudited)		2016	2015 (1)
Net asset value, beginning of period	$9.99		$10.72	$10.00
Activity from investment operations:
Net investment loss (2)	(0.05)		(0.12)	(0.13)
Net realized and unrealized gain/(loss)on investments & future contracts	(0.30)		(0.04)	0.85
Total from investment operations	(0.35)		(0.16)	0.72
Less distributions from:
Net investment income	(0.12)		(0.14)	—
Net realized gains	—		(0.43)	—
Total distributions	(0.12)		(0.57)	—
Net asset value, end of period	$9.52		$9.99	$10.72
Total return (3)	(3.51)%		(1.54)%	7.20%
Net assets, at end of period (000’s)	$32,098		$33,464	$32,140
Ratio of net expenses to average net assets (4)	1.45	% (5)	1.45%	1.45	% (5)
Ratio of net investment loss to average net assets	(1.01	)% (5)	(1.20)%	(1.36	)% (5)
Portfolio Turnover Rate	0	% (6)	0%	0	% (6)

(1)	The Equinox Aspect Core Diversified Strategy Fund Class I commenced operations on November 5, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical and assume changes in share price and reinvestment of dividends and distributions. Total returns for periods of less than one year are not annualized. Total returns would be lower absent fee waivers. Total returns shown exclude the effect of wire redemption fees.

(4)	Represents the ratio of expenses to average net assets net of fee waivers and/or expense reimbursements by the Advisor. Had these waivers not been in place, the expense ratio would have been:	2.36	% (5)	2.06%	1.93	% (5)

(5)	Annualized.

(6)	Not annualized.

See accompanying notes to consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

March 31, 2017

1.	ORGANIZATION

The Equinox Aspect Core Diversified Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of the Fund is to achieve long term capital appreciation.

The Fund offers Class A, Class C, and Class I (“Institutional”) Shares. Class I shares commenced operations on November 5, 2014. Class A shares and Class C shares commenced operations on August 21, 2015. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Class A shares made within 12 months after a purchase of Class A shares where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. A CDSC of 1.00% is assessed on redemptions of Class C shares made within one year after a purchase of such shares Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

The Fund utilizes various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2017 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$—	$15,005,256	$—	$15,005,256
U.S. Treasury Bill	—	9,996,170	—	9,996,170
Total	$—	$25,001,426	$—	$25,001,426

Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts	$21,833	$—	$—	$21,833
Total	$21,833	$—	$—	$21,833

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

There were no transfers between levels during the period.

It is the Fund’s policy to record transfers between levels the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

See Consolidated Portfolio of Investments for more information related to the Fund’s investments.

Consolidation of Subsidiary – The Consolidated Financial Statements of the Fund include the accounts of its subsidiary, Equinox Aspect Core Diversified Strategy Fund Limited (“EACDS-CFC”), a wholly-owned and controlled foreign corporation (“CFC”). All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest approximately 25% of its total assets in a CFC which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

To facilitate the Fund’s pursuit of its investment objective, EACDS-CFC utilizes futures contracts in broadly diversified global (i.e. U.S. and non- U.S.) markets across four major asset classes: commodities, currencies, fixed income, and stock indices. In accordance with its investment objective and through its exposure to these futures contracts, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

A summary of the Fund’s investments in the EACDS-CFC is as follows:

			% Of the Fund’s Total
	Inception Date of	EACDS-CFC Net Assets at	Net Assets at
	EACDS-CFC	March 31, 2017	March 31, 2017
EACDS-CFC	11/6/2014	$ 300,482	0.92%

For tax purposes, EACDS-CFC is an exempted Cayman investment company. EACDS-CFC has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, EACDS-CFC is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned CFC, EACDS-CFC’s net income and capital gains, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

Market Risk – Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Fund. The Fund is exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which the Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Fund is exposed to market risk on derivative contracts in that the Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Fund’s consolidated financial

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. The Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the consolidated Fund of investments.

Credit Risk – Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Counterparty Risk – Counterparty risk is the risk that the counterparty to a financial instrument will cause a financial loss for the Fund by failing to discharge an obligation. A concentration of counterparty risk exists in that part of the Fund’s cash is held at the broker. The Fund could be unable to recover assets held at the broker, including assets directly traceable to the Fund, in the event of the broker’s bankruptcy. The Fund does not anticipate any material losses as a result of this concentration.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax year 2015 or expected to be taken on the Fund’s 2016 return. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

Foreign Currency Transactions – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities or cash equivalents having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period of this report, the Fund traded various futures contracts in a manner consistent with the Aspect Core Diversified managed futures trading program consistent with its investment strategy. The Fund is permitted to use derivatives to gain exposure to the asset class and for risk management purposes, including to gain exposure to various markets in a cost efficient manner, to reduce transaction costs or to remain fully invested. The Fund may also invest in derivatives to protect from broad fluctuations in market prices, interest rates or foreign currency exchange rates (a practice known as “hedging”).

For the six months ended March 31, 2017, the net change in unrealized depreciation on futures contracts amounted to $215,456. For the six months ended March 31, 2017, the Fund had a net realized loss of $826,824 from futures contracts.

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Assets and Liabilities as of March 31, 2017:

Location on the Consolidated Statement of Assets and Liabilities
Derivatives Investment Type	Liability Derivatives
Equity/Currency/ Commodity/ Interest Rate Contracts	Net unrealized depreciation on futures contracts

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of March 31, 2017:

Liability Derivatives Investment Fair Value

					Total as of
	Commodity	Currency	Equity	Interest Rate	March 31, 2017
Futures Contracts	$53,785	$(130,644)	$153,117	$(98,091)	$(21,833)

The following is a summary of the location of derivative investments on the Fund’s Consolidated Statement of Operations for the six months ended March 31, 2017:

Derivative Investment Type	Location of Gain/(Loss) on Derivatives
Equity/Currency/Commodity/Interest Rate Contracts	Net realized loss on futures contracts
Net change in unrealized depreciation on futures contracts

The following is a summary of the Fund’s realized and unrealized gain/(loss) on derivative investments recognized in the Consolidated Statement of Operations categorized by primary risk exposure for the six months ended March 31, 2017:

Net Change in unrealized appreciation/(depreciation) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					six months ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	March 31, 2017
Futures	$3,469	$(242,471)	$167,592	$(144,046)	$(215,456)

Realized gain/(loss) on derivatives recognized in the Consolidated Statement of Operations
					Total for the
					six months ended
Derivative Investment Type	Commodity	Currency	Equity	Interest Rate	March 31, 2017
Futures	$(666,557)	$(634,998)	$1,100,125	$(625,394)	$(826,824)

The notional value of the derivative instruments outstanding as of March 31, 2017 as disclosed in the Consolidated Portfolio of Investments and the amounts of realized gains and losses and changes in unrealized depreciation on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

Offsetting of Financial Assets and Derivative Assets

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation/(depreciation) of futures contracts. During the six months ended March 31, 2017, the Fund is subject to a master netting arrangement for futures. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2017.

						Gross Amounts Not Offset in the Statement of Assets
Liabilities						& Liabilities
			Gross Amounts of
			Liabilities Offset in the		Net Amounts of Assets
	Gross Amounts of		Statement of Assets &		Presented in the Statement of	Financial	Cash Collateral		Net
	Recognized Assets		Liabilities		Assets & Liabilities	Instruments	Pledged		Amount
Description
Long Futures Contracts	$361,725	(1)	$(95,340	) (1)	$266,385	$—	$266,385	(2)	$—
Short Futures Contracts	70,674	(1)	(358,892	) (1)	(288,218)	—	(288,218	) (2)	—
Net Unrealized Appreciation on Futures Contracts	$432,399	(1)	$(454,232	) (1)	$(21,833)	$—	$(21,833	) (2)	$—

(1)	Gross unrealized appreciation (depreciation) as presented in the Consolidated Portfolio of Investments.

(2)	The amount is limited to the net derivative balance and, accordingly, does not include excess collateral pledged.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular Fund in the Trust are borne by that Fund. Other expenses are allocated to each Fund based on its net assets in relation to the total net assets of all the applicable Funds in the Trust or another reasonable basis.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2017, there were no purchases or sales of Fund securities, other than short-term investments and U.S. government securities.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Equinox Institutional Asset Management, LP serves as the Fund’s Investment Advisor (the “Advisor”). The Advisor has engaged Aspect Capital Limited as the Fund’s Sub-Advisor (the “Sub-Advisor”).

Effective October 14, 2015, the investment advisory business of Equinox Funds Management, LLC (“EFM”) with respect to Equinox Aspect Core Diversified Strategy Fund (the “Fund”) was transferred to Equinox Institutional Asset Management, LP (“EIAM”) and EIAM became the investment adviser for

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

the Fund. EFM and EIAM are both solely controlled subsidiaries of Equinox Financial Group, LLC. The investment advisory businesses of EFM and EIAM with respect to the Fund are being consolidated to achieve greater operational efficiency and simplify the organizational structure. The appointment of EIAM does not change the portfolio management team, investment strategies, investment advisory fees charged to the Fund or the terms of the investment advisory agreement (other than the identity of the adviser). Pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.30% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement between the Advisor and Sub-Advisor, on behalf of the Fund, the Advisor, not the Fund, pays the Sub-Advisor a fee, which is computed and accrued daily and paid monthly. For the six months ended March 31, 2017, the Advisor earned fees of $213,707.

The Advisor has contractually agreed to reduce its advisory fee and/or reimburse certain expenses of the Fund, to ensure that the Fund’s total annual operating expenses, excluding (i) taxes, (ii) interest, (iii) extraordinary items, (iv) “Acquired Fund” fees and expenses,” and (v) brokerage commissions, do not exceed, on an annual basis, 1.70% with respect to Class A shares, 2.45% with respect to Class C shares and 1.45% with respect to Class I shares of the Fund’s average daily net assets. The Advisor has contractually agreed to reduce its fees and/or reimburse expenses of the Fund until at least January 31, 2018. This agreement cannot be terminated without the consent of the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. The Advisor shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Advisor reduced its compensation and/or assumed expenses for the Fund. The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. No recoupment by the Advisor will occur unless the Fund’s operating expenses are below the expense limitation amount. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Expense Limitation Agreement (or any similar agreement). The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, for fees it waived and Fund expenses it paid to the extent the total annual fund operating expenses for a Class do not exceed the limits described above or any lesser limits in effect at the time of reimbursement. The Board may terminate this expense reimbursement arrangement at any time. The Advisor may seek reimbursement for the following amounts through the expiration dates listed below:

Expiration Date	Amount
9/30/2018	$116,266
9/30/2019	$201,985

For the six months ended March 31, 2017, the Advisor waived fees in the amount of $149,264.

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Trust, on behalf of the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 as amended (the “Plan”), to pay for certain distribution activities and shareholder services at an annual rate of 0.25% of its average daily net assets for Class A shares and 1.00% of its average daily net assets for Class C shares, which is paid to the Distributor. During the six months ended March 31, 2017, the Fund accrued $269 and $1,155 in 12b-1 fees for Class A and Class C, respectively. For the six months ended March 31, 2017, the Distributor did not receive underwriting commissions for sales of Class A and Class C shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended September 30, 2016 was as follows:

September 30, 2016
Ordinary Income	$1,016,041
Long-Term Capital Gain	709,412
Return of Capital	—
$1,725,453

The fund did not have distributions for the year ended September 30, 2015.

As of September 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other		Total
Ordinary	Long-Term	and	Carry	Book/Tax	Unrealized	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	Appreciation	Deficits
$412,550	$—	$(322,298)	$(386,633)	$(129,112)	$41,732	$(383,761)

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

The differences between book basis and tax basis unrealized appreciation, net accumulated realized loss, and accumulated net investment income are primarily attributable to the mark-to-market on open future contracts and tax adjustments relating to the Fund’s holding in Equinox Aspect Core Strategy Fund Limited.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $322,298.

At September 30, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Expiring	Non-Expiring	Non-Expiring
FYE	Short-Term	Long-Term	Total
$—	$220,987	$165,646	$386,633

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses) and the reclass of Fund distributions, resulted in reclassifications for the Fund for the fiscal year ended September 30, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income	Loss
$—	$812,796	$(812,796)

6.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a) 9 of the Act. As of March 31, 2017, beneficial ownership in excess of 25% is as follows:

Beneficial Owner	% of Outstanding Shares
Alyssum Investments Limited	92%

Equinox Aspect Core Diversified Strategy Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

March 31, 2017

7.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the consolidated financial statements were issued. Management has concluded that there were no events or transactions requiring adjustment or disclosure in the consolidated financial statements.

Equinox Aspect Core Diversified Strategy Fund

EXPENSE EXAMPLES (Unaudited)

March 31, 2017

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares and Class C shares; and (2) ongoing costs, including management fees; distribution and/or services (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2016 through March 31, 2017.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Ending
	Beginning	Account	Expenses Paid	Annualized
	Account Value	Value	During Period*	Expense
Actual	10-1-16	3-31-17	10/1/16 – 3/31/17	Ratio
Class A	$ 1,000.00	$ 964.40	$ 8.33	1.70%
Class C	1,000.00	959.70	11.97	2.45%
Class I	1,000.00	964.90	7.10	1.45%

		Ending
Hypothetical	Beginning	Account	Expenses Paid	Annualized
(5% return before expenses)	Account Value	Value	During Period*	Expense
	10-1-16	3-31-17	10/1/16 – 3/31/17	Ratio
Class A	$ 1,000.00	$ 1,016.45	$ 8.55	1.70%
Class C	1,000.00	1,012.72	12.29	2.45%
Class I	1,000.00	1,017.70	7.29	1.45%

*	Actual expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431

Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.

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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended December and June) on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Institutional Asset Management, LP
47 Hulfish Street, Suite 510
Princeton, NJ 08542

INVESTMENT SUB-ADVISOR
Aspect Capital Limited
10 Portman Square
London, W1H6A2
United Kingdom

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 6/7/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 6/7/17

By (Signature and Title)

/s/ Laura Latella

Laura Latella, Principal Financial Officer

Date 6/7/17